Stock Option Plans - Schedule of Non-vested Shares Granted Under Stock Option Plan (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested, Options Outstanding, Beginning balance	1,595,762		765,625
Non-vested, Options Granted	(4,652,076)	(27,756,821)
Non-vested, Options Vested	(6,247,838)	(26,156,553)	(765,625)
Non-vested, Options Exercised		(4,506)
Non-vested, Options Forfeited
Non-vested, Options Outstanding, Ending balance		1,595,762